LOAN	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LOAN [Text Block]

5. LOAN

In May 2020, the Company received a $28,668 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing and can be repaid at any time without penalty.

On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 1, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 2025.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $23,584 (Cdn$32,906) as at May 5th, 2020 using an effective interest rate of 3.45%. The difference of $5,084 between the fair value and the total amount of the CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of income (loss) and comprehensive income (loss). During the year ended December 31, 2022, interest of $896 has been accreted on the CEBA LOC and is included in the consolidated statement of income (loss) and comprehensive income (loss) (years ended December 31, 2021 and 2020 - $897 and $598, respectively).

As at December 31, 2022, the CEBA LOC is valued at $25,976 (Cdn$35,183) (December 31, 2021 - $25,079 (Cdn$31,794)).